ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [Abstract]
Group accounting	Subsidiary companies and transactions with non-controlling interests
Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.
The Company uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at the fair values at the acquisition date. Indemnification assets are recognized at the same time that the Company recognizes the indemnified item and measures them on the same basis as the indemnified item, subject to the need for a valuation allowance for uncollectible amounts. The Company measures the value of a reacquired right recognized as an intangible asset on the basis of the remaining contractual term of the related contract regardless of whether market participants would consider potential contractual renewals in determining its fair value.
On an acquisition-by-acquisition basis, the Company recognizes any non-controlling interest in the acquiree at the non-controlling interest's proportionate share of the acquiree's net assets.
The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the Company's share of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the income statement.
The measurement period is the earlier of the date that the acquirer receives the information that it is looking for or cannot obtain the information and one year after the acquisition date. Where the accounting for a business combination is not complete by the end of the reporting period in which the business combination occurred provisional amounts are reported.
The Company treats transactions with non-controlling interests as transactions with equity owners of the Company. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.
3.    ACCOUNTING POLICIES (continued)
When the Company ceases to have control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.
Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group. However, the fact that the functional currency of some subsidiaries is their respective local currency, generates some financial gains (losses) arising from intercompany transactions, that are included in the consolidated income statement under Other financial expenses, net.
(2)    Investments in non-consolidated companies
Associated companies are those entities in which Ternium has significant influence, but which it does not control.
Joint arrangements are understood as combinations in which there are contractual agreements by virtue of which two or more companies hold an interest in companies that undertake operations or hold assets in such a way that any financial or operating decision is subject to the unanimous consent of the partners. A joint arrangement is classed as a joint operation if the parties hold rights to its assets and have obligations in respect of its liabilities or as a joint venture if the venturers hold rights only to the investee's net assets.
Investments in non-consolidated companies (associated companies and joint ventures) are accounted for using the equity method of accounting. Under this method, interests in joint ventures and associates are initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Company’s share of the post-acquisition profits or losses in the income statement, and its share of post-acquisition changes in reserves recognized in reserves and in other comprehensive income in the income statement. Unrealized gains on transactions among the Company and its non-consolidated companies are eliminated to the extent of the Company’s interest in such non-consolidated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When the Company’s share of losses in a non-consolidated company equals or exceeds its interest in such non-consolidated company, the Company does not recognize further losses unless it has incurred obligations or made payments on behalf of such non-consolidated company.
The Company’s investment in associates and joint ventures includes notional goodwill identified on acquisition.
The Company determines at each reporting date whether there is any objective evidence that the investment is impaired. If this is the case, the group calculates the amount of impairment as the difference between the recoverable amount of the investment and its carrying value and recognizes the amount within “Equity on earnings (losses) of non-consolidated companies”.

Foreign currency translation	Functional and presentation currency
Items included in the financial statements of each of the Company's subsidiaries and associated companies are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). Except for the non-consolidated companies whose functional currencies are their local currencies, Ternium determined that the functional currency of its subsidiaries is the U.S. dollar. Although Ternium is located in Luxembourg, it operates in several countries with different currencies. The $ is the currency that best reflects the economic substance of the underlying events and circumstances relevant to Ternium as a whole.
(2)    Subsidiary companies
The results and financial position of all the group entities (except for the ones which operated in a hyperinflationary economy) that have a functional currency different from the presentation currency, are translated into the presentation currency as follows:
(i) assets and liabilities are translated at the closing rate of each statement of financial position;
(ii) income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and
(iii) all resulting translation differences are recognized within other comprehensive income.
In the case of a sale or other disposition of any such subsidiary, any accumulated translation differences would be recognized in the income statement as part of the gain or loss on sale.
(3)    Transactions in currencies other than the functional currency
Transactions in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the date of the transactions or valuation where items are re-measured.
At the end of each reporting period: (i) monetary items denominated in currencies other than the functional currency are translated using the closing rates, (ii) non-monetary items that are measured in terms of historical cost in a currency other than the functional currency are translated using the exchange rates prevailing at the date of the transactions; and (iii) non-monetary items that are measured at fair value in a currency other than the functional currency are translated using the exchange rates prevailing at the date when the fair value was determined.
Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than the functional currency are recorded as gains and losses from foreign exchange and included in "Other financial income (expenses), net" in the consolidated income statement, except when deferred in equity as qualifying cash flow hedges and qualifying net investment hedges. Translation differences on non-monetary financial assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the "fair value gain or loss," while translation differences on non-monetary financial assets such as equities classified as fair value through other comprehensive income are included in other gains/(losses).

Financial instruments
Non derivative financial instruments
Non derivative financial instruments comprise investments in equity and debt securities, trade and other receivables, cash and cash equivalents, loans and borrowings, and trade and other payables.
The Company classifies its financial instruments in the following measurement categories:
–Amortized cost: instruments that are held for collection or repayment of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income and expenses from these financial instruments are included in finance income or expense using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in finance income or expense, together with foreign exchange gains and losses. Impairment losses are presented as separate line items in the statement of profit or loss.
–Fair value through other comprehensive income (“FVOCI”): financial assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as separate line item in the statement of profit or loss.
–Fair value through profit or loss (“FVPL”): financial instruments that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises.
The classification depends on the Company’s business model for managing the financial instruments and the contractual terms of the cash flows.
For financial instruments measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at FVOCI.
At initial recognition, the Company measures a financial instrument at its fair value plus, in the case of a financial instrument not at FVPL, transaction costs that are directly attributable to the acquisition of the financial instrument. Transaction costs of financial instruments carried at FVPL are expensed in profit or loss. Subsequent measurement of debt instruments depends on the Company’s business model for managing the asset and the cash flow characteristics of the asset.
3.    ACCOUNTING POLICIES (continued)
The classification depended on the nature and purpose of the financial assets and was determined at the time of initial recognition.
Financial assets and liabilities were recognized and derecognized on the settlement date.
Financial assets were initially measured at fair value, net of transaction costs, except for those financial assets classified as financial assets at fair value through profit or loss.
Financial liabilities, including borrowings, were initially measured at fair value, net of transaction costs and subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.
Impairment of financial assets
The Company assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.
For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, see note 3 (i) for further details.
For loans and receivables category and for held-to-maturity investments, the amount of the loss was measured as the difference between the asset's carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset's original effective interest rate. The carrying amount of the asset was reduced and the amount of the loss was recognized in the consolidated income statement.
If, in a subsequent period, the amount of the impairment loss decreased and the decrease could be related objectively to an event occurring after the impairment was recognized, the reversal of the previously recognized impairment loss was recognized in the consolidated income statement.
Derivative financial instruments
Information about accounting for derivative financial instruments and hedging activities is included in Note 28 "Financial Risk management" and Note 3 (y).

Property, plant and equipment	Property, plant and equipment
Land and buildings comprise mainly factories and offices. All property, plant and equipment are recognized at historical acquisition or construction cost less accumulated depreciation and accumulated impairment (if applicable), except for land, which is carried at acquisition cost less accumulated impairment (if applicable). There are no material residual values for property, plant and equipment items.
Major overhaul and rebuilding expenditures are recognized as a separate asset when future economic benefits are expected from the item, and the cost can be measured reliably.
Ordinary maintenance expenses on manufacturing properties are recorded as cost of products sold in the period in which they are incurred.
Where a tangible fixed asset comprises major components having different useful lives, these components are accounted for as separate items. Spare parts are included in property, plant and equipment.
Depreciation method is reviewed at each year end. Depreciation is calculated using the straight-line method to amortize the cost of each asset to its residual value over its estimated useful life as follows:

Land	No depreciation
Buildings and improvements	10-50 years
Production equipment	5-40 years
Vehicles, furniture and fixtures and other equipment	3-20 years
Property, plant and equipment used in mining activities are depreciated over its useful life or over the remaining life of the mine if shorter and there is no alternative use possible.
The assets' useful lives are reviewed, and adjusted if appropriate, at each year end. The re-estimation of assets useful lives by the Company did not materially affect depreciation charges in 2021, 2020 and 2019.
Gains and losses on disposals are determined by comparing the proceeds with the corresponding carrying amounts and are included in the income statement.
If the carrying amount of an asset were greater than its estimated recoverable amount, it would be written down to its recoverable amount (see Note 3 (f) "Impairment").
Amortization charges are included in cost of sales, selling, general and administrative expenses.
3.    ACCOUNTING POLICIES (continued)
(2) Right-of-use assets
The Company is a party to lease contracts for:
–Land
–Plants and equipment for the production of industrial gases and other production materials.
–Transportation and maintenance equipment.
–Warehouses and office spaces.

These leases are recognized, measured and presented in accordance to IFRS 16 “Leases”, following the guidelines described below.
Accounting by the lessee
The Company recognizes a right-of-use asset and a lease liability at the commencement date of each lease contract that grants the right to control the use of an identified asset during a period of time. The commencement date is the date in which the lessor makes an underlying asset available for use by the lessee.
The Company applied exemptions for leases with a duration lower than 12 months, with a value lower than thirty thousand dollars and/or with clauses related to variable payments. These leases have been considered as short-term leases and, accordingly, no right-of-use asset or lease liability have been recognized.
At initial recognition, the right-of-use asset is measured considering:
– The value of the initial measurement of the lease liability;
– Any lease payments made at or before the commencement date, less any lease incentives; and
– Any initial direct costs incurred by the lessee.

After initial recognition, the right-of-use assets are measured at cost, less any accumulated depreciation and/or impairment losses, and adjusted for any re-measurement of the lease liability.
Depreciation of the right-of-use asset is calculated using the straight-line method over the estimated duration of the lease contract, as follows:
Buildings and facilities        1-28 years
Machinery            1-11 years
If the lease transfers ownership of the underlying asset to the Company by the end of the lease term, or if the cost of the right-of-use asset reflects that the Company will exercise a purchase option, the Company depreciates the right-of-use asset from the commencement date to the end of the useful life of the underlying asset. Otherwise, the Company depreciates the right-of-use asset from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.
Accounting by the lessor
When the Company is acting as a lessor, each of its leases is classified as either operating or finance lease:
– Leases where a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases.
– Leases where all substantial risks and rewards of ownership are transferred by the lessor to the lessee are classified as finance leases.

Intangible assets	Information system projects
Generally, costs associated with developing or maintaining computer software programs are recognized as an expense as incurred. However, costs directly related to the acquisition and implementation of information systems are recognized as intangible assets if they have a probable economic benefit exceeding the cost beyond one year and comply with the recognition criteria of IAS 38.
Information system projects recognized as assets are amortized using the straight-line method over their useful lives, not exceeding a period of 3 years. Amortization charges are included in cost of sales, selling, general and administrative expenses.
(2)    Mining assets
Mining assets include:
(a)Mining licenses acquired;
(b)Capitalized exploration and evaluation costs, reclassified from exploration and evaluation costs (see note 3 (e) 3); and
(c)Capitalized developmental stripping costs (see note 3 (u)).
Mining licenses were recognized as separate intangible assets upon the acquisition of the investment in Mexico and comprise the right to exploit the mines and are recognized at its fair value at acquisition date less accumulated amortization.
These mining concessions were granted for a 50-year period; following the expiration of the initial concession term, the concessions are renewable for an additional 50-year term in accordance with, and subject to the procedures set forth in, applicable Mexican mining law.
Amortization charge is calculated by using the unit-of-production method, on the basis of actual mineral extracted in each period compared to the estimated mineral reserves, and is included in cost of sales. Any change in the estimation of reserves is accounted for prospectively. The resulting amortization rate for the years ended December 31, 2021, 2020 and 2019, is approximately 7%, 4% and 5% per year, respectively.
3.    ACCOUNTING POLICIES (continued)
(3)Exploration and evaluation costs
Exploration and evaluation activities involve the search for iron ore resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource.
Exploration and evaluation costs are measured at cost. Costs directly associated with exploration and evaluation activities are capitalized as intangible assets until the determination of reserves is evaluated. The costs associated to the acquisition of machinery and equipment are recognized as property, plant and equipment. If it is determined that commercial discovery has been achieved, costs incurred are reclassified into Mining assets and amortization starts once production begins.
Exploration costs are tested for impairment annually or whenever there are indicators that impairment exists. Indicators of impairment include, but are not limited to:
–Rights to explore in an area have expired or will expire in the near future without renewal;
–No further exploration and evaluation is planned or budgeted;
–A decision to discontinue exploration and evaluation in an area because of the absence of commercial reserves; and
–Sufficient data exists to indicate that the book value will not be fully recovered from future development and production.

When analyzing the existence of impairment indicators, the exploration and evaluation areas from the mining units will be evaluated.
(4)    Goodwill
Goodwill represents the excess of the acquisition cost over the fair value of Ternium's participation in acquired companies' net assets at the acquisition date. Under IFRS 3, goodwill is considered to have an indefinite life and not amortized, but is subject to annual impairment testing.
Goodwill is allocated to Cash-generating units ("CGU") for the purpose of impairment testing. The allocation is made to those cash-generating units expected to benefit from the business combination which generated the goodwill being tested. The impairment losses on goodwill cannot be reversed.
As of December 31, 2021 and 2020, the carrying amount of goodwill allocated to the Mexico CGU was $662.3 million, of which $619.8 million corresponds to steel operations and $42.5 million to mining operations.
(5)    Research and development
Research expenditures are recognized as expenses as incurred. Development costs are recorded as cost of sales in the income statement as incurred because they do not fulfill the criteria for capitalization. Research and development expenditures for the years ended December 31, 2021, 2020 and 2019 totaled $9.8 million, $8.3 million and $10.0 million, respectively.
3.    ACCOUNTING POLICIES (continued)
(6)    Customer relationships acquired in a business combination
In accordance with IFRS 3 and IAS 38, Ternium has recognized the value of customer relationships in connection with the acquisition of Ternium Staal B.V. as of September 7, 2017. The value of the slab commitment agreement by which Ternium Investments S.à r.l. was entitled to invoice, under certain conditions, the price difference between slabs and hot rolled coils has been amortized using the units of slabs sold method. As of December 31, 2021, the asset related to this slab commitment agreement was fully amortized.
(7)    Trademarks acquired in a business combination
Trademarks are amortized using the straight-line method over a useful life of between 5 to 10 years.

Impairment
Assets that have an indefinite useful life (including goodwill) are not subject to amortization and are tested annually for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Assets that are subject to amortization and investments in affiliates are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less cost to sell and the value in use.
To carry out these tests, assets are grouped at the lowest levels for which there are separately identifiable cash flows (each, a CGU). When evaluating long-lived assets for potential impairment, the Company estimates the recoverable amount based on the value in use of the corresponding CGU. The value in use of each CGU is determined on the basis of the present value of net future cash flows which will be generated by the assets tested.
Determining the present value of future cash flows involves highly sensitive estimates and assumptions specific to the nature of each CGU's activities, including estimates and assumptions relating to amount and timing of projected future cash flows, expected changes in market prices, expected changes in the demand of Ternium products and services, selected discount rate and selected tax rate.
Ternium uses, for the steel segment impairment tests, cash flow projections for the next five years based on past performance and expectations of market development; thereafter, it uses a perpetuity rate. In the case of CGU Mexico, cash flow projections are prepared until the mines are fully depleted and are based on past performance and expectations of market development; then a perpetuity rate starts. The growth rate used for the perpetuity rate is of 2.3%. Application of the discounted cash flow (DCF) method to determine the value in use of a CGU begins with a forecast of all expected future net cash flows. Variables considered in forecasts include the gross domestic product (GDP) growth rates of the country under study and their correlation with steel demand, level of steel prices and estimated raw material costs as observed in industry reports.
3.    ACCOUNTING POLICIES (continued)
Cash flows are discounted at rates that reflect specific country and currency risks associated with the cash flow projections. The discount rates used are based on the weighted average cost of capital (WACC), which is considered to be a good indicator of cost of capital. As of December 31, 2021 the discount rate used to test goodwill allocated to the Steel and Mining Mexico CGU for impairment was 9.93% (as of December 31, 2020, 8.87%).
As a result of the above factors, actual cash flows and values could vary significantly from the forecasted future cash flows and related values derived using discounting techniques. Based on the information currently available, however, Ternium believes that it is not reasonably possible that the variation would cause the carrying amount to exceed the recoverable amount of the CGUs.
Considering the economic situation in Argentina, the increase in the inflation rates, the devaluation of the Argentine peso and a weaker industrial environment as of June 30, 2020, the Company decided to assess the recoverability of its investments in Argentina, resulting in no impairment charges to be recognized. As of June 30, 2020, the discount rate used to test the investment in Argentine subsidiaries for impairment was 14.3%. Also, considering the economic situation in Brazil as of June 30, 2020, the Company decided to assess the recoverability of its investments in Brazil, resulting in no impairment charges to be recognized. As of June 30, 2020, the discount rate used to test the investment in the Brazilian subsidiary for impairment was 10.3%. As of December 31, 2021 and 2020, no new impairment triggers were detected in these CGUs and, consequently, no impairment tests were prepared.

In connection with investments in non-consolidated companies and considering that the market value of Usiminas was slightly below the book value as of December 31, 2021, the Company decided to assess the recoverability of its investment in Usiminas as of such date, resulting in no impairment charges to be recognized. As of December 31, 2021, the discount rate used to test the investment in Usiminas for impairment was 11.95%.

During the years 2021, 2020 and 2019, no impairment provisions were recorded in connection with assets that have an indefinite useful life (including goodwill).

Other investments
Other investments consist primarily of investments in financial debt instruments and equity investments where the Company holds a minor equity interest and does not exert significant influence.
All purchases and sales of investments are recognized on the settlement date, which is not significantly different from the trade date, which is the date that Ternium commits to purchase or sell the investment.
Income from financial instruments at fair value through profit or loss is recognized in Other financial income (expenses), net in the consolidated income statement. The fair value of quoted investments is based on current bid prices. If the market for a financial investment is not active or the securities are not listed, the Company estimates the fair value by using standard valuation techniques. Dividends from investments in equity instruments are recognized in the income statement when the Company's right to receive payments is established.
Certain fixed income financial instruments purchased by the Company have been categorized as at fair value through other comprehensive income. The results of these financial investments are recognized in Finance Income in the Consolidated Income Statement using the effective interest method. Unrealized gains and losses other than impairment and foreign exchange results are recognized in Other comprehensive income. On maturity or disposal, net gain and losses previously deferred in Other comprehensive income are recognized in Finance Income in the Consolidated Income Statement.

Inventories
Inventories are stated at the lower of cost (calculated using the first-in-first-out "FIFO" method) or net realizable value. The cost of finished goods and goods in process comprises raw materials, direct labor, depreciation, other direct costs and related production overhead costs. It excludes borrowing costs. Goods acquired in transit at year end are valued at supplier's invoice cost.
The cost of iron ore produced in our mines comprises all direct costs necessary to extract and convert stockpiled inventories into raw materials, including production stripping costs, depreciation of fixed assets related to the mining activity and amortization of mining assets for those mines under production.
The Company assesses the recoverability of its inventories considering their selling prices, if the inventories are damaged, or if they have become wholly or partially obsolete (see note 3 (bb) (4)).

Trade receivables and other receivables	Trade and other receivables are recognized initially at fair value, generally the original invoice amount. The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables are grouped based on shared credit risk characteristics and the days past due. The Company keeps an allowance for trade receivables, recorded in an asset account to offset the trade receivables in an amount estimated sufficient to cover the losses resulting from the impossibility for the debtors to cancel the amounts owed. This allowance for trade receivables is recorded with a charge to selling expenses.
Cash and cash equivalents
Cash and cash equivalents and highly liquid short-term securities are carried at fair market value or at a historical cost which approximates fair market value.
For purposes of the cash flow statement, cash and cash equivalents comprise cash, bank current accounts and short-term highly liquid investments (original maturity of three months or less at date of acquisition) and overdrafts.
In the consolidated statement of financial position, bank overdrafts are included in borrowings within current liabilities.

Assets (disposal groups) classified as held for sale
Assets (disposal groups) are classified as assets held for sale, complying with the recognition criteria of IFRS 5, and stated at the lower of carrying amount and fair value less cost to sell if their carrying amount is recovered principally through a sale transaction rather than through continuing use.
The carrying value of assets classified as held for sale, at December 31, 2021 and 2020 totals $1.9 million and $5.0 million, respectively, which corresponds principally to land and other real estate items. Sale is expected to be completed within a one-year period.

Borrowings	Borrowings are recognized initially for an amount equal to the net proceeds received. In subsequent periods, borrowings are stated at amortized cost following the effective interest method
Lease liabilities
The lease liability is initially measured at the present value of the lease payments that are not paid at such date, including the following concepts:
– Fixed payments, less any lease incentives receivable;
– Variable lease payments that depend on an index or rate, initially measured using the index or rate as of the commencement date;
– Amounts expected to be payable by the lessee under residual value guarantees;
– The exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
– Payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.

Variable lease liabilities with payments dependent on external factors, such as minimum volumes sold or used, are not included in the initial measurement of the lease liabilities and such payments are recognized directly in profit and loss.
Lease payments are discounted using incremental borrowing rates for the location and currency of each lease contract or, if available, the rate implicit in the lease contract.
The finance cost is charged to profit or loss over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
The lease term determined by the Company comprises:
– Non-cancelable period of lease contracts;
– Periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and
– Periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

After the commencement date, the Company measures the lease liability by:
– Increasing the carrying amount to reflect interest on the lease liability;
– Reducing the carrying amount to reflect lease payments made; and
– Re-measuring the carrying amount to reflect any reassessment or lease modifications.

Income taxes - current and deferred	The current income tax charge is calculated on the basis of the tax laws in force in the countries in which Ternium and its subsidiaries operate. Management evaluates positions taken in tax returns with respect to situations in which applicable tax regulation could be subject to interpretation. A liability is recorded for tax benefits that were taken in the applicable tax return but have not been recognized for financial reporting.
3.    ACCOUNTING POLICIES (continued)
Deferred income taxes are calculated using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting, nor taxable profit or loss. The principal temporary differences arise on fixed assets, intangible assets, inventories valuation and provisions for pensions. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantially enacted at year end. Under IFRS, deferred income tax assets (liabilities) are classified as non-current assets (liabilities).
Deferred tax assets are recognized to the extent it is probable that future taxable income will be available to offset temporary differences.
Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associated companies, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax assets and liabilities are re-estimated if tax rates change. These amounts are charged or credited to the consolidated income statement or to the item “Other comprehensive income for the year” in the consolidated statement of comprehensive income, depending on the account to which the original amount was charged or credited.

Employee liabilities	Post-employment obligations
The Company has defined benefit and defined contribution plans. A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation.
The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually (at year end) by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation. In countries where there is no deep market in such bonds, the market rates on government bonds are used.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Past-service costs are recognized immediately in income.
For defined benefit plans, net defined benefit liability/asset is calculated based on the surplus or deficit derived by the difference between the defined benefit obligations less plan assets.
3.    ACCOUNTING POLICIES (continued)
For defined contribution plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.
Mexico
Ternium Mexico has defined benefit and defined contribution plans.
The valuation of the liabilities for the defined benefit employee retirement plans (pensions and seniority premiums) covers all employees and is based primarily on their years of service, their present age and their remuneration at the date of retirement. The cost of the employee retirement plans (pension, health-care expenses and seniority premiums) is recognized as an expense in the year in which services are rendered in accordance with actuarial studies made by independent actuaries. The formal retirement plans are congruent with and complementary to the retirement benefits established by the Mexican Institute of Social Security. Additionally, the Company has established a plan to cover health-care expenses of retired employees. The Company has established a commitment for the payment of pensions and seniority premiums, as well as for health-care expenses.
The defined contribution plans provide a benefit equivalent to the capital accumulated with the company's contributions, which are provided as a match of employees' contributions to the plan. The plan provides vested rights according to the years of service and the cause of retirement.
Argentina
Ternium Argentina implemented an unfunded defined benefit employee retirement plan for certain senior officers. The plan is designed to provide certain benefits to those officers (additional to those contemplated under applicable Argentine labor laws) in case of termination of the employment relationship due to certain specified events, including retirement. This unfunded plan provides defined benefits based on years of service and final average salary.
(2)Termination benefits
Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Company recognizes termination benefits when it is demonstrably committed to either: (i) terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal or (ii) providing termination benefits as a result of an offer made to encourage voluntary redundancy.
(3)    Other compensation obligations
Employee entitlements to annual leave and long-service leave are accrued as earned.
3.    ACCOUNTING POLICIES (continued)
During 2007, Ternium launched an incentive retention program (the "Program") applicable to certain senior officers and employees of the Company, who will be granted a number of Units throughout the duration of the Program. The value of each of these Units is based on Ternium's shareholders' equity (excluding non-controlling interest). Also, the beneficiaries of the Program are entitled to receive cash amounts based on (i) the amount of dividend payments made by Ternium to its shareholders, and (ii) the number of Units held by each beneficiary to the Program. Units vest ratably over a period of four years and will be redeemed by the Company ten years after grant date, with the option of an early redemption at seven years after grant date. From 2018 units were vest ratably over the same period and will be mandatorily redeemed by the Company seven years after grant date. As the cash payment of the benefit is tied to the book value of the shares, and not to their market value, Ternium valued this long-term incentive program as a long term benefit plan as classified in IAS 19.
As of December 31, 2021 and 2020, the outstanding liability corresponding to the Program amounts to $67.7 million and $43.4 million, respectively. The total value of the units granted to date under the program, considering the number of units and the book value per share as of December 31, 2021 and 2020, is $72.1 million and $43.3 million, respectively.
Under Mexican law, Ternium's subsidiaries are required to pay their employees an annual benefit which is determined as a percentage of taxable profit for the year.
(4)    Social security contributions
Social security laws in force in the countries in which the Company operates provide for pension benefits to be paid to retired employees from government pension plans and/or private fund managed plans to which employees may elect to contribute. As stipulated by the respective laws, Ternium Argentina and Ternium Mexico make monthly contributions calculated based on each employee's salary to fund such plans. The related amounts are expensed as incurred. No additional liabilities exist once the contributions are paid.

Provisions	Ternium has certain contingencies with respect to existing or potential claims, lawsuits and other proceedings. Unless otherwise specified, Ternium accrues a provision for a present legal or constructive obligation as a result of a past event, when it is probable that future cost could be incurred and that cost can be reasonably estimated. Generally, accruals are based on developments to date, Ternium's estimates of the outcomes of these matters and the advice of Ternium's legal advisors.
Trade payables	Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.
Revenue recognition and other income
Revenue is recognized at a point of time from sales to direct customers upon the satisfaction of performance obligations, which occurs when control of the goods transfers to the customer and the customer obtains the benefits from the goods, the potential cash flows and the transaction price can be measured reliably, and it is probable that the Company will collect the consideration in connection with the exchange of the goods. The control over the goods is obtained by the customer depending on when the goods are made available to the shipper or the customer takes possession of the goods, depending on the delivery terms. The Company considers that it has completed its performance obligations when the goods are delivered to its customers or to a shipper who will transport the goods to its customers. The revenue recognized by the Company is measured at the transaction price of the consideration received or receivable to which the Company is entitled to, reduced by estimated returns and other customer credits, such as discounts and volume rebates, based on the expected value to be realized and after eliminating sales within the group.
Interest income is recognized on an effective yield basis.

Borrowing Costs
General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
Other borrowing costs are expensed in the period in which they are incurred.

Cost of sales, selling, general and administrative expenses
Cost of sales and expenses are recognized in the income statement on the accrual basis of accounting.
Commissions, freight and other selling expenses, including shipping and handling costs, are recorded in Selling, general and administrative expenses in the Consolidated Income Statement.

Stripping costs	Stripping costs are the costs associated with the removal of overburden and other waste materials and can be incurred before the mining production commences (“development stripping”) or during the production stage (“production stripping”).
3.    ACCOUNTING POLICIES (continued)
Development stripping costs that contribute to the future economic benefits of mining operations are capitalized as intangible assets (Mining assets). Production stripping costs which are part of on-going activities are included in the cost of the inventory produced (that is extracted) at each mine during the period in which they are incurred.
Capitalization of development stripping costs finishes when the commercial production of the mine commences. At that time, all development stripping costs are presented within Mining assets and depreciated on a unit-of-production basis. It is considered that commercial production begins when the production stage of mining operations begins and continues throughout the life of a mine.

Mining development costs
Mining development costs are the costs associated to the activities related to the establishment of access to the mineral reserve and other preparations for commercial production. These activities often continue during production.
Development expenditures are capitalized and classified as Work in progress. On completion of development, all assets included in Work in progress are individually reclassified to the appropriate category of property, plant and equipment and depreciated accordingly.

Asset retirement obligations	Ternium records asset retirement obligations (“ARO”) initially at the fair value of the legal or constructive obligation in the period in which it is incurred and capitalizes the ARO by increasing the carrying amount of property, plant and equipment. The fair value of the obligation is determined as the discounted value of the expected future cash flows and is included in Provisions. The liability is accreted to its present value through net financing cost and the capitalized cost is depreciated based in the unit of production method.
Earnings per share	Earnings per share are calculated by dividing the net income attributable to shareholders by the daily weighted average number of ordinary shares issued during the year, excluding the average number of shares of the parent Company held by the Group. There are no dilutive securities for the periods presented.
Derivative financial instruments and hedging activities	Ternium designates certain derivatives as hedges of a particular risk associated with a recognized asset or liability or a highly probable forecast transaction. These transactions are classified as cash flow hedges (mainly interest rate swaps, collars, currency forward contracts on highly probable forecast transactions and commodities contracts). The effective portion of the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in OCI. Amounts accumulated in OCI are recognized in the income statement in the same period as any offsetting losses and gains on the hedged item. The gain or loss relating to the ineffective portion is recognized immediately in the income statement. The fair value of Ternium derivative financial instruments (asset or liability) continues to be reflected in the statement of financial position.
3.    ACCOUNTING POLICIES (continued)
For transactions designated and qualifying for hedge accounting, Ternium documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions. At December 31, 2021 and 2020, the effective portion of designated cash flow hedges (net of taxes) amounted to $(0.04) million and $(0.23) million, respectively, and were included under "changes in the fair value of derivatives classified as cash flow hedges" line item in the statement of comprehensive income (see Note 26 (a)).
More information about accounting for derivative financial instruments and hedging activities is included in Note 28 "Financial risk management".

Treasury shares	Acquisitions of treasury shares are recorded at acquisition cost, deducted from equity until disposal. The gains and losses on disposal of treasury shares are recognized under "Reserves" in the consolidated statement of financial position.
Cash flow
The consolidated statements of cash flows have been prepared using the indirect method and contain the use of the following expressions and their respective meanings:
a)    Operating activities: activities that constitute ordinary Group revenues, as well as other activities that cannot be qualified as investing or financing.
b)    Investing activities: acquisition, sale or disposal by other means of assets in the long-term and other investments not included in cash and cash equivalents.
c)    Financing activities: activities that generate changes in the size and composition of net equity and liabilities that do not form part of operating activities.

Critical accounting estimates
The preparation of financial statements requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and the related disclosure of contingent assets and liabilities. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Management makes estimates and assumptions concerning the future. Actual results may differ significantly from these estimates under different assumptions or conditions.
The principal estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.
(1) Goodwill impairment test
Assessment of the recoverability of the carrying value of goodwill requires significant judgment. Management evaluates goodwill allocated to the operating units for impairment on an annual basis or whenever there is an impairment indicator.
3.    ACCOUNTING POLICIES (continued)
Goodwill is tested at the level of the CGUs. Impairment testing of the CGUs is carried out and the value in use determined in accordance with the accounting policy stated in Note 3(f). The discount rates used for these tests are based on Ternium's weighted average cost of capital adjusted for specific country and currency risks associated with the cash flow projections. The discount rate used at December 31, 2021 was 9.93% and no impairment charge resulted from the impairment test performed. See notes 3(f) and 3(e)(4).
(2)Income taxes
Management calculates current and deferred income taxes according to the tax laws applicable to each subsidiary in the countries in which such subsidiaries operate. However, due to uncertain tax positions, certain adjustments necessary to determine the income tax provision are finalized only after the balance sheet is issued. In cases in which the final tax outcome is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.
Also, when assessing the recoverability of tax assets, management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies.
(3)    Loss contingencies
Ternium is subject to various claims, lawsuits and other legal proceedings that arise in the ordinary course of business, including customer claims in which a third party is seeking reimbursement or indemnity. The Company's liability with respect to such claims, uncertain tax positions, lawsuits and other legal proceedings cannot be estimated with certainty. Periodically, management reviews the status of each significant matter and assesses potential financial exposure. If the potential loss from the claim or proceeding is considered probable and the amount can be reasonably estimated, a liability is recorded. Management estimates the amount of such liability based on the information available and the assumptions and methods it has concluded are appropriate, in accordance with the provisions of IFRS. Accruals for such contingencies reflect a reasonable estimate of the losses to be incurred based on information available, including the relevant litigation or settlement strategy, as of the date of preparation of these financial statements. As additional information becomes available, management will reassess its evaluation of the pending claims, lawsuits and other proceedings and revise its estimates. The loss contingencies provision amounts to $83.3 million and $80.6 million as of December 31, 2021 and 2020, respectively,.
(4)Allowance for obsolescence of supplies and spare parts and slow-moving inventory
Management assesses the recoverability of its inventories considering their selling prices or whether they are damaged or have become wholly or partly obsolete.
Net realizable value is the estimated selling price in the ordinary course of business, less the costs of completion and selling expenses.
The Company establishes an allowance for obsolete or slow-moving inventory in connection with finished goods and goods in process. The allowance for slow-moving inventory is recognized for finished goods and goods in process based on management's analysis of their aging. In connection with supplies and spare parts, the calculation is based on management's analysis of their aging, the capacity of such materials to be used based on their levels of preservation and maintenance, and their potential obsolescence due to technological change.
3.    ACCOUNTING POLICIES (continued)
As of December 31, 2021 and 2020, the Company recorded no allowance for net realizable value and $61.5 million and $58.6 million, respectively, as allowance for obsolescence.
(5)Useful lives and Impairment of Property, Plant and Equipment and Other Long-lived Assets
In determining useful lives, management considered, among others, the following factors: age, operating condition and level of usage and maintenance. Management conducted visual inspections for the purpose of (i) determining whether the current conditions of such assets are consistent with normal conditions of assets of similar age; (ii) confirming that the operating conditions and levels of usage of such assets are adequate and consistent with their design; (iii) establishing obsolescence levels and (iv) estimating life expectancy, all of which were used in determining useful lives. Management believes, however, that it is possible that the periods of economic utilization of property, plant and equipment may be different than the useful lives so determined. Furthermore, management believes that this accounting policy involves a critical accounting estimate because it is subject to change from period to period as a result of variations in economic conditions and business performance.
When assessing whether an impairment indicator may exist, the Company evaluates both internal and external sources of information, such as the following:
–whether significant changes with an adverse effect on the entity have taken place during the period, or will take place in the near future, in the technological, market, economic or legal environment in which the entity operates or in the market to which an asset is dedicated;
–whether market interest rates or other market rates of return on investments have increased during the period, and those increases are likely to affect the discount rate used in calculating an asset's value in use and decrease the asset's recoverable amount materially;
–whether the carrying amount of the net assets of the entity is more than its market capitalization;
–whether evidence is available of obsolescence or physical damage of an asset.
–whether significant changes with an adverse effect on the entity have taken place during the period, or are expected to take place in the near future, in the extent to which, or manner in which, an asset is used or is expected to be used. These changes include the asset becoming idle, plans to discontinue or restructure the operation to which an asset belongs, plans to dispose of an asset before the previously expected date, and reassessing the useful life of an asset as finite rather than indefinite; and
–whether evidence is available from internal reporting that indicates that the economic performance of an asset is, or will be, worse than expected.

Considering the economic situation in Argentina as of December 31, 2019, and as of June 30, 2020, the Company tested the recoverability of its investment in Ternium Argentina as of such dates, resulting in no impairment charges to be recognized. As of December 31, 2021 and 2020, no new impairment triggers were detected and, consequently, no impairment test was prepared.
The Company also tested the recoverability of its investments in the rest of the subsidiaries as of June 30, 2020, due to the pandemic, resulting in no impairment charges to be recognized. Considering that no new impairment indicators were identified in the rest of subsidiaries as of December 31, 2021 and 2020, the Company additionally tested the value of the goodwill for impairment, resulting in no impairment charges to be recognized.
In connection with investments in non-consolidated companies and considering that the market value of Usiminas was slightly below the book value as of December 31, 2021, the Company decided to assess the recoverability of its investment in Usiminas as of such date, resulting in no impairment charges to be recognized. As of December 31, 2021, the discount rate used to test the investment in Usiminas for impairment was 11.95%.
3.    ACCOUNTING POLICIES (continued)
(6)    Mining reserve estimates
Reserves are estimates of the amount of product that can be economically and legally extracted from the Company’s mining concessions. In order to estimate reserves, a range of geological, technical and economic factors is required to be considered. Estimating the quantity and/or grade of reserves requires complex and difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves may change from period to period.
Changes in reported reserves may affect the Company’s financial results and financial position, including the following:
–Asset carrying amounts may be affected due to changes in estimated future cash flows.
–Depreciation and amortization charges may change where such charges are determined by the units of production basis, or where the useful economic lives of assets change.
–Stripping costs recognized in Mining assets or charged to results may change due to changes in stripping ratios or the units of production basis of depreciation.
–Asset retirement obligations may change where changes in estimated reserves affect expectations about the timing or cost of these activities.

(7)    Post-employment obligation estimates
The Company estimates at each year-end the provision necessary to meet its post-employment obligations in accordance with the advice from independent actuaries. The calculation of post-employment and other employee obligations requires the application of various assumptions. The main assumptions for post-employment and other employee obligations include discount rates, compensation growth rates, pension growth rates and life expectancy.  Changes in the assumptions could give rise to adjustments in the results and liabilities recorded and might have an impact on the post-employment and other employee obligations recognized in the future.
(8)    Valuation of lease liabilities and right-of-use assets
The application of IFRS 16 requires the Company to make judgments that affect the recognition and valuation of the lease liabilities and the right-of-use assets, including the determination of the contracts within the scope of the Standard, the contract term and the interest rate used for the discount of future cash flows.
The lease term determined by the Company generally comprises non-cancellable period of leases contracts, periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option and periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option. The same term is applied as economic useful life of right-of-use assets.
3.    ACCOUNTING POLICIES (continued)

The present value of the lease payments is determined using the discount rate representing a risk-free interest rate, adjusted by a spread related to the credit quality of the Company in each location and currency rate in connection with each lease contract.

(9) Change in the functional currency of argentine subsidiaries

The determination of the functional currency requires management to make significant judgments. Ternium Argentina has performed a review of its functional currency and concluded that the currency that most faithfully represents the economics effects of the entity is the U.S. dollar and therefore its functional currency has changed from the local currency to the U.S. dollar. This change was prospective from January 1, 2020, and did not affect the balances at December 31, 2019, nor results or cash flows for the year then ended.

It was based on the following considerations:
–In the last two years, the exchange rate of the Argentine peso has been severely affected by devaluations against the U.S. dollar and Argentina continues to be a highly inflationary economy. These events had very limited impact on sale's price in U.S. dollar;
–In this context, there is also a greater proportion of total production cost in U.S. dollar;
–Furthermore, new global trade restrictions, affecting the international trade of steel along with limited restrictions of imports in Argentina, have led to a greater correlation of local prices to global prices.
–Factors to determine the functional currency were always mixed. However, currently most of revenue and costs of production are negotiated and priced in U.S. dollar.

The change in functional currency of Ternium Argentina significantly reduced the volatility of the Company’s earnings that was due to foreign exchange movements and the application of IAS 29 - Financial Reporting in Hyperinflationary Economies.

Application of IAS 29 in financial reporting of Argentine subsidiaries and associates	Application of IAS 29 in financial reporting of Argentine subsidiaries and associates
For the years ended December 31, 2019 and 2018, the Company applied IAS 29 “Financial Reporting in Hyperinflationary Economies”, which requires that the financial statements of entities whose functional currency is that of a hyperinflationary economy to be adjusted for the effects of changes in a suitable general price index and to be expressed in terms of the current unit of measurement at the closing date of the reporting period. Accordingly, the inflation produced from the date of acquisition or from the revaluation date, as applicable, must be computed in the non-monetary items.

In order to conclude on whether an economy is categorized as hyperinflationary under the terms of IAS 29, the Standard details a series of factors to be considered, including the existence of a cumulative inflation rate in three years that approximates or exceeds 100%.
Considering that the significant increase in inflation during 2018, which exceeded the 100% three-year cumulative inflation rate, and that the rest of the indicators did not contradict the conclusion that Argentina should be considered a hyperinflationary economy for accounting purposes, the Company considered that there was sufficient evidence to conclude that Argentina was a hyperinflationary economy under the terms of IAS 29 as from July 1, 2018, and, accordingly, applied IAS 29 as from that date in the financial reporting of its subsidiaries and associates with the Argentine peso as functional currency.
3.    ACCOUNTING POLICIES (continued)
According to this principle, the financial statements of an entity that reports in the currency of a hyperinflationary economy should be stated in terms of the measuring unit current on the date of the financial statements. All statement of financial position amounts that are not stated in terms of the measuring unit current on the date of the financial statements must be restated by applying a general price index. All income statement components must be stated in terms of the measuring unit current on the date of the financial statements, applying the change in the general price index that occurred since the date when revenues and expenses were originally recognized in the financial statements.

The inflation adjustment on the initial balances was calculated by means of conversion factor derived from the Argentine price indexes published by the National Institute of Statistics (“INDEC”). The price index for the year periods ended December 31, 2019 and 2018, were 1.54 and 1.48, respectively.
The main procedures for the above-mentioned adjustment are as follows:
–Monetary assets and liabilities which are carried at amounts current at the balance sheet date are not restated because they are already expressed in terms of the monetary unit current at the balance sheet date.
–Non-monetary assets and liabilities which are not carried at amounts current at the balance sheet date, and components of shareholders' equity are adjusted by applying the relevant conversion factors.
–All items in the income statement are restated by applying the relevant conversion factors.
–The effect of inflation on the Company’s net monetary position is included in the income statement, in Other financial income (expenses), net, under the caption “Inflation adjustment results”.
–The ongoing application of the re-translation of comparative amounts to closing exchanges rates under IAS 21 and the hyperinflation adjustments required by IAS 29 will lead to a difference in addition to the difference arising on the adoption of hyperinflation accounting.

The comparative figures in these consolidated financial statements presented in a stable currency are not adjusted for subsequent changes in the price level or exchange rates. This resulted in an initial difference, arising on the adoption of hyperinflation accounting, between the closing equity of the previous year and the opening equity of the current year. The Company recognized this initial difference directly in equity.

Climate Change	Climate Change
Ternium is committed to the UN Global Compact Initiative, its sustainable development goals, and the world's efforts to address Climate Change.

The Company is determined to find ways to reduce the carbon footprint of its operations and the steel value chain. In February 2021, Ternium announced a medium-term target to reduce its carbon dioxide emissions intensity rate by 20% in 2030, compared to its 2018 base rate of 1.7 tons of carbon dioxide per ton of steel. The Company’s strategy to achieve this 2030 reduction target consists of a multi-faceted approach that includes increasing the use of renewable energy and the development of energy efficiency strategies, increasing the participation of scrap in the metallic mix, improving the carbon capture capacity at its DRI facilities, replacing coking coal with charcoal and prioritizing lower specific-emission steelmaking technologies.

The Company intends to continue analyzing and developing measures to decarbonize its operations over the longer term. This endeavor will require significant long-term investments, conditioned by technology innovation, cooperation within the value chain, government regulations, and capital availability for decarbonization projects. Factors like access to abundant and affordable clean energy, appropriate energy infrastructure, local and global regulation that guarantee fair trade and carbon capture storage, access to sustainable finance for low emissions steel-making technologies, and changes in consumer behavior will be key in the development of solutions and the outcomes in the next decades.

Given that Ternium’s climate-change-related decarbonization plans span over many years and are subject to significant uncertainty as described above, they have not been included as part of the assumptions used to calculate future cash flows of the recoverable amount of the company’s CGUs. Estimates and assumptions related to the impairment test over long-lived assets and goodwill, useful lives of assets, capital and research and development expenditures, inventory valuation, recovery of deferred tax assets and provisions, and contingent liabilities are based on available information and government regulations in place as of December 31, 2021, as well as on the company’s current short-term investment plans.

Recently issued accounting pronouncements	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
The following amendments, standards and interpretations have been applied on the year starting January 1, 2021:

International Financial Reporting Standard 7, “Financial Instruments: Disclosures”, International Financial Accounting Standard 9, “Financial Instruments” and International Accounting Standard 39, “Financial Instruments: Recognition and Measurement” - Interest Rate Benchmark Reform

The IASB has issued amendments to IFRS 7 “Financial Instruments: Disclosures”, IFRS 9 “Financial Instruments” and IAS 39 “Financial Instruments: Recognition and Measurement” which provide certain reliefs in relation to interest rate benchmark reforms. The reliefs relate to hedge accounting and have the effect that the reforms should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in the income statement.

The Company's management has assessed the effects of applying these amendments on the Company’s financial statements and has not identified any material impact in the application of these amendments.

International Financial Reporting Standard 16, “Leases” – Amendments on Covid-19-related Rent Concessions

In May 2020, the IASB made an amendment to IFRS 16 “Leases” in the context of the COVID-19 pandemic and its impact on rent concessions granted to lessees. Such concessions might take a variety of forms, including payment holidays and deferral of lease payments, which provides lessees with an option to treat qualifying rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted. Entities applying the practical expedients must disclose this fact, whether the expedient has been applied to all qualifying rent concessions or, if not, information about the nature of the contracts to which it has been applied, as well as the amount recognized in profit or loss arising from the rent concessions.

The Company's management has assessed the effects of applying this amendment on the Company’s financial statements and has not identified any lease agreements which may be impacted by the application of this amendment.

The following standards, amendments to standards and interpretations are not mandatory for the financial year beginning January 1, 2021, and have not been early adopted:

International Accounting Standard 12, “Income taxes” - Amendments

The IASB has issued amendments to IAS 12 “Income taxes”, which introduce a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences. Depending on the applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and liability in a transaction that is not a business combination and affects neither accounting nor taxable profit.

The Company's management has assessed the effects of applying these amendments on the Company’s financial statements and has not identified any material impact in the application of these amendments.
27.    RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (continued)

Other standards and interpretations non-significant for the Company’s financial statements:
–Amendments to IFRS 10 and IAS 28 - Sale or contribution of assets between an investor and its associate or joint venture
–Amendments to IAS 1 - Classification of Liabilities as Current or Non-current
–Amendments to IFRS 3 - Reference to the Conceptual Framework
–Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before intended use
–Amendments to IAS 37 - Onerous Contracts – Cost of Fulfilling a Contract
–Annual Improvements to IFRS Standards 2018–2020 cycle
–Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting policies
–Amendments to IAS 8 – Definition of accounting estimates